Earnings Per Share of Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted-average number of shares on which earnings per share calculations are based:
Basic (in shares)	1,196,951,006	1,268,789,202	1,327,157,410
Add - incremental shares under stock-based compensation plans (in shares)	14,241,131	16,189,053	12,258,864
Add - incremental shares associated with contingently issuable shares (in shares)	2,575,848	2,377,133	1,936,480
Assuming dilution (in shares)	1,213,767,985	1,287,355,388	1,341,352,754
Net income on which earnings per share calculations are based:
Net income	$ 15,855	$ 14,833	$ 13,425
Less - net income applicable to contingently issuable shares	0	0
Net income on which diluted earnings per share is calculated	$ 15,855	$ 14,833	$ 13,425
Earning/(loss) per share of common stock:
Assuming dilution (in dollars per share) (Note P)	$ 13.06	$ 11.52	$ 10.01
Basic (in dollars per share) (Note P)	$ 13.25	$ 11.69	$ 10.12
Outstanding stock options not included in the computation of diluted earnings per share (in shares)			612,272